Other Current Liabilities - Schedule of Composition of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Current Liabilities [Abstract]
Unpaid salary and salary related expenses	$ 31,340	$ 15,620
Accrued interest	3,333	2,249
Accrued vacation leave	6,075	5,025
Employee incentive plan	659	12,433
Accrued expenses	21,313	18,720
Total	$ 62,720	$ 54,047